As filed with the Securities and Exchange Commission on April 1, 2005

Registration Nos. 333-43022

and 811-10035

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 7	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY	☐
ACT OF 1940
Amendment No. 9	☒

TITANIUM ANNUITY VARIABLE ACCOUNT

(Exact Name of Registrant)

UNITED INVESTORS LIFE INSURANCE COMPANY

(Name of Depositor)

2001 Third Avenue South, Birmingham, Alabama 35233

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code:

(205) 325-4300

Name and Address of Agent for Service:	Copy to:
John H. Livingston, Esq.	Frederick R. Bellamy, Esq.
United Investors Life Insurance Company	Sutherland Asbill & Brennan LLP
2001 Third Avenue South	1275 Pennsylvania Avenue, N.W.
Birmingham, Alabama 35233	Washington, DC 20004-2415

It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485
☒	On April 30, 2005, pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a) of Rule 485
☐	On , pursuant to paragraph (a) of Rule 485
☒	This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

Title of securities being registered:

Variable Annuity Policies (Form TVA)

This filing is made solely to delay the effective date of Post-Effective Amendment No. 6 to this Registration Statement. Parts A, B and C of that Post-Effective Amendment No. 6 of this Form N-4 Registration Statement No. 333-43022, filed on February 8, 2005, are incorporated herein by reference.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement, and has duly caused this Registration Statement to be signed on its behalf in the City of Birmingham and the State of Alabama, on the 30th day of March, 2005.

TITANIUM ANNUITY VARIABLE ACCOUNT
(REGISTRANT)

By:	/s/ Anthony L. McWhorter
Anthony L. McWhorter
Director, President and Chief Executive Officer

By:	UNITED INVESTORS LIFE INSURANCE COMPANY (DEPOSITOR)

By:	/s/ Anthony L. McWhorter
Anthony L. McWhorter
Director, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

/s/ Anthony L. McWhorter ANTHONY L. MCWHORTER	Director, President and Chief Executive Officer	March 31, 2005

/s/ W. Thomas Aycock W. THOMAS AYCOCK	Director, Senior Vice President and Chief Actuary	March 31, 2005

/s/ Tony G. Brill TONY G. BRILL	Director and Executive Vice President, Administration	March 31, 2005

/s/ Gary L. Coleman GARY L. COLEMAN	Director	March 31, 2005

/s/ Larry M. Hutchison LARRY M. HUTCHISON	Director	March 31, 2005

/s/ Michael J. Klyce MICHAEL J. KLYCE	Vice President and Treasurer	March 31, 2005

/s/ John H. Livingston JOHN H. LIVINGSTON	Director, Secretary and Counsel	March 31, 2005

/s/ Carol A. Mccoy CAROL A. MCCOY	Director and Assistant Secretary	March 31, 2005

/s/ Terry W. Davis TERRY W. DAVIS	Director and Senior Vice President, Administration	March 31, 2005

/s/ Danny H. Almond DANNY H. ALMOND	Assistant Treasurer	March 31, 2005

/s/ Mark S. McAndrew MARK S. McANDREW	Director and Senior Vice President, Marketing	March 31, 2005